Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2016	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2016	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$209,480	2,001	205,662	1,817

December 31, 2015	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2015	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$237,177	2,000	233,312	1,865

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2016	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2016	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$2,397	—	—	2,397
Impaired loans, net of allowance of $1,148	$6,123	—	—	6,123

December 31, 2015	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2015	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$1,736	—	—	1,736
Impaired loans, net of allowance of $630	$3,319	—	—	3,319

Quantitative Information about Level 3 Fair Value Measurements for Assets Measured at Fair Value on Reoccurring and Non-reoccurring Basis

The following table presents quantitative information about level 3 fair value measurements for assets measured at fair value on a reoccuring and non-reoccuring basis at December 31, 2016 and 2015:

Level 3 Significant Unobservable Input Assumptions
	Fair Value	Valuation Technique	Unobservable Input	Quantitative Range of Unobservable Inputs
December 31, 2016
Assets measured on a non-recurring basis
Foreclosed assets	2,397	Discount to appraised value of collateral	Appraisal comparability adjustments	30% to 55%
Impaired loans	7,271	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 25%
Asset measured on a recurring basis
Trust preferred securities	1,817	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor 4% to 6%
December 31, 2015
Assets measured on a non-recurring basis
Foreclosed assets	1,736	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Impaired loans	3,949	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Asset measured on a recurring basis
Trust preferred securities	1,865	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor 4% to 6%

Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2016 and 2015, (including the change in fair value) for assets and liabilities classified by the Company within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2016	2015
	Other	Other
	Assets	Assets
Fair value, December 31,	$1,865	$1,489
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	(65)	359
Other than temporary impairment charge	—	—
Recovery of prior impairment charge	17	17
Purchases, issuances and settlements, net	—	—
Transfers in and/or out of Level 3	—	—

Fair value, December 31,	$1,817	$1,865

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments were as follows at December 31, 2016:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$21,779	21,779	21,779	—	—
Interest-bearing deposits in banks	3,970	3,970	3,970	—	—
Securities available for sale	209,480	209,480	2,001	205,662	1,817
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	1,094	1,094	—	1,094	—
Loans receivable	604,286	593,257	—	—	593,257
Accrued interest receivable	3,799	3,799	—	3,799	—
Financial Liabilities:
Deposits	732,882	732,942	—	732,942	—
Advances from borrowers for taxes and insurance	766	766	—	766	—
Advances from Federal Home Loan Bank	11,000	10,979	—	10,979	—
Repurchase agreements	47,655	47,655	—	47,655	—
Subordinated debentures	10,310	10,099	—	—	10,099

The estimated fair values of financial instruments were as follows at December 31, 2015:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$46,926	46,926	46,926	—	—
Interest-bearing deposits in banks	7,772	7,772	7,772	—	—
Securities available for sale	237,177	237,177	2,000	233,312	1,865
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	2,792	2,792	—	2,792	—
Loans receivable	556,349	552,981	—	—	552,981
Accounts receivable	4,139	4,139	—	4,139	—
Financial Liabilities:
Deposits	739,406	724,877	—	724,877	—
Advances from borrowers for taxes and insurance	614	614	—	614	—
Advances from Federal Home Loan Bank	15,000	14,985	—	14,985	—
Repurchase agreements	45,770	45,931	—	45,931	—
Subordinated debentures	10,310	10,099	—	—	10,099

Foreclosed Assets that were Re-measured and Reported at Fair Value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2016	2015	2014
Beginning balance	$1,736	1,927	1,674
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,935	986	1,816
Proceeds from sale of foreclosed assets	(1,623)	(344)	(1,118)
Charge-offs recognized in the allowance for loan loss	(672)	(117)	(237)
Gains (losses) included in non-interest expense	21	(716)	(208)

Fair value	$2,397	1,736	1,927